Business Acquisitions - Schedule of Unaudited Pro Forma Consolidated Results of Revenue and Net loss (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Unaudited Pro Forma Consolidated Results of Revenue and Net loss[Abstract]
Revenue	$ 18,438,565
Net loss	$ (14,840,964)